Restricted Net Assets - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Restricted Assets [Line Items]
Percentage of loan principle balance allocate to statutory reserve	1.50%	1.50%
Amounts restricted include paid-in capital and statutory reserve funds	$ 899	¥ 6,257	¥ 6,482
Minimum [Member]
Restricted Assets [Line Items]
Required percentage to allocate after tax profits to statutory reserve	10.00%	10.00%
Maximum [Member]
Restricted Assets [Line Items]
Required percentage to allocate after tax profits to statutory reserve	50.00%	50.00%